                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Clarus Capital Group Management LP
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Address:    237 Park Avenue Suite 900
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            New York NY 10017
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-12159
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ephraim Fields
          --------------------------------------------
Title:    Authorized Signatory
          --------------------------------------------
Phone:    212 808 7330
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ephraim Fields     New York, NY                             August 14, 2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11898                   First New York Securities L.L.C.
             -------------           -----------------------------------------


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                45
                                              -----------------------

Form 13F Information Table Value Total:           $ 140369
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

         1           28-11898                   First New York Securities L.L.C.
         -----          ------------------      ------------------------

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
                                                              VALUE    SHRS OR   SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      [x$1000]  PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAMS EXPRESS CO                COM               006212104     2612    175450   SH         SOLE                 175450       0
ALTRIA GROUP INC                COM               02209S103    11466    163475   SH         SOLE                 143075   20400
AMERICA FIRST APT INV INC       COM               02363X104     3808    153858   SH         SOLE                 153858       0
ASSOCIATED ESTATES RLTY CORP    COM               045604105     1391     89200   SH         SOLE                  89200       0
BENIHANA INC                    COM               082047101      518     25768   SH         SOLE                  25768       0
BENIHANA INC-CL A               CL A              082047200     1031     51538   SH         SOLE                  51538       0
BOB EVANS FARMS INC             COM               096761101     2136     57962   SH         SOLE                  57962       0
CHAMPS ENTMT INC                COM               158787101     1207    254110   SH         SOLE                 225302   28808
CLEARPOINT BUSINESS RES INC     COM               185061108     2471    496237   SH         SOLE                 446237   50000
COMPASS DIVERSIFIED TR          SH BEN INT        20451Q104    14765    828125   SH         SOLE                 685716  142409
DIEDRICH COFFEE INC             COM NEW           253675201      922    216882   SH         SOLE                 164862   52020
DOMINOS PIZZA INC               COM               25754A201      254     13900   SH         SOLE                  13900       0
E COM VENTURES INC              COM NEW           26830K205     1550     68177   SH         SOLE                  68177       0
GABELLI GLOBAL MULTIMEDIA TR    COM               36239Q109     3108    223931   SH         SOLE                 206131   17800
GRUPO TMM S A DE CV             SP ADR A SHS      40051D105      220     65000   SH         SOLE                  25600   39400
HARBOR ACQUISITION CORP         COM               41145X107      568    100000   SH         SOLE                 100000       0
HAWK CORP                       CL A              420089104     1695    124070   SH         SOLE                  93270   30800
HERCULES TECH GROWTH            COM               427096508    10674    790092   SH         SOLE                 707851   82241
IHOP CORP NEW                   COM               449623107     1600     29400   SH         SOLE                  29400       0
INFOCROSSING INC                COM               45664X109    11630    629664   SH         SOLE                 578623   51041
INLAND REAL ESTATE CORP         COM NEW           457461200     1428     84100   SH         SOLE                  84100       0
KEY TECHNOLOGY                  COM               493143101     1814     81017   SH         SOLE                  52717   28300
KRAFT FOODS INC CL A            COM               50075N104      288      8183   SH         SOLE                      0    8183
KOHLBERG CAPITAL CORP           COM               500233101     1251     67419   SH         SOLE                  67419       0
LODGIAN INC                     COM PAR $.01      54021P403     1193     79400   SH         SOLE                  64500   14900
MEXICAN RESTAURANTS INC         COM               59283R104      960    120719   SH         SOLE                 120719       0
NGP CAP RES CO                  COM               62912R107     4205    251490   SH         SOLE                 251490       0
OVERHILL FARMS INC              COM               690212105      223     39696   SH         SOLE                  39696       0
PARLUX FRAGRANCES INC           COM               701645103      315     70980   SH         SOLE                  61480    9500
PATRIOT CAPITAL FUNDING INC     COM               70335Y104     3813    256747   SH         SOLE                 218450   38297
PINNACLE AIRLINES CORP          COM               723443107      256     13662   SH         SOLE                  13662       0
PROSPECT ENERGY CORP            COM               74348T102     2089    119586   SH         SOLE                  96320   23266
RICKS CABARET INTL INC          COM NEW           765641303      981    105527   SH         SOLE                 105527       0
SUPERTEL HOSPITALITY INC MD     COM               868526104    10186   1202616   SH         SOLE                1076242  126374
SUPREME INDUSTRIES INC          CL A              868607102      464     66800   SH         SOLE                  66800       0
TRI-CONTINENTAL CORP            COM               895436103     3005    115469   SH         SOLE                 115469       0
TWIN DISC INC                   COM               901476101    20113    279697   SH         SOLE                 224425   55272
VCG HLDGS CORP                  COM               91821K101    11604   1432645   SH         SOLE                1232395  200250
VESTIN REALTY MORTGAGE II INC   COM               92549X102     1147    198741   SH         SOLE                 128300   70441
WARNER CHILCOTT PLC             COM CL A          G9435N108      403     22261   SH         SOLE                  22261       0
WCI COMMUNITIES INC             COM               92923C104      295     17700   SH         SOLE                  17700       0
WINTHROP REALTY TR              SH BEN INT        976391102      486     70310   SH         SOLE                  70310       0
WTS HARBOR ACQUISITION CORP     W EXP 04/25/2011  41145X115       80    200000   SH         SOLE                 200000       0
WTS INFORMATION SERVICES GROUP  W EXP 01/31/2011  45675Y112      116    114500   SH         SOLE                 114500       0
WTS UNION STREET ACQ CORP       W EXP 02/05/2011  908536113       28     33000   SH         SOLE                  33000       0
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